Investment in Joint Ventures	12 Months Ended
Dec. 31, 2018
Investment in Joint Venture [abstract]
Investment in Joint Ventures

The costs incurred to obtain contracts with customers relate to sales agent commissions, which are deferred until the related contract revenues with customers are recognized. The amount amortized to the consolidated statement of operations and comprehensive loss for the year ended December 31, 2018 was $33  (2017 - $167).

Note 12 – Investment in Joint Ventures

On March 30, 2017, the Company entered into an arrangement with Enbridge Gas Distribution (Enbridge) to form the joint venture 2562961 Ontario Ltd. to develop, construct, own and operate a 2.5 megawatts (“MW”) Power-to-Gas energy storage facility project. The Company holds a 49% equity investment in this joint venture. The Board of Directors of the joint venture has five directors consisting of three nominees from Enbridge and two nominees of Hydrogenics and all resolutions are adopted by a majority vote. The Company accounts for this joint venture using the equity method in accordance with IFRS 11, “Joint Arrangements” using the hypothetical liquidation at book value (HLBV) method due to preferential dividends and return rights of the other partner.

During 2017, the Company sold the joint venture related project assets developed as part of the 2.5MW energy storage facility project for $2,030. Hydrogenics received cash consideration of $1,035 and a 49% equity investment in the newly formed joint venture of $995.  A loss on disposal of the transferred assets arose of $146, as the transfer to the joint venture was done at the historical Canadian dollar value. This loss on disposal is adjusted for in the Company’s 49% share of the loss relating to the equity interest received. It is eliminated against the investment in the joint venture and will be amortized over the life of the fixed assets. Of the loss of $146,  $35 was capitalized as the cost of the equity investment. Legal costs of $93 were capitalized as they were incurred in the creation of the joint venture.

During 2018, the Company sold the joint venture related project assets developed as part of the 2.5MW energy storage facility project for $1,372. Hydrogenics received cash consideration of $700 and a 49% equity investment in the newly formed joint venture of $672. The Company recorded a $30 gain on sale of assets as the transfer was done at historical Canadian dollar value. This gain on sale is adjusted for the Company’s 49% share of the loss relating to the equity interest received. It is eliminated against the investment in joint venture and will be amortized over the life of the project. Of the gain of $30, $8 was capitalized and netted against the cost of the equity investment.

During 2018, the energy storage facility project was commissioned and accepted by the Independent Energy Service Operator (“IESO”). The facility began in-service operations under an IESO Regulation Services contract effective May 2018.

	2018	2017
Balance January 1,	$1,176	$–
Equity investment in joint venture	664	1,123
Loss from investment in joint venture using HLBV method	(76)	–
Amortization of deferred loss on disposal	(10)	(9)
Foreign currency translation (loss) gain	(110)	62
Investment in Enbridge joint venture at December 31,	$1,644	$1,176

Summarized financial information for the joint venture, as presented in the IFRS financial statements of 2562961 Ontario Ltd. is as follows:

At December 31,	2018	2017
Assets
Current assets	$439	$1
Non-current assets	3,202	2,156
Total assets	$3,641	$2,157
Liabilities
Current liabilities	$293	$–
Total liabilities	293	–
Net assets	$3,348	$2,157

For the year ended December 31,	2018	2017
Revenue	$627	$–
Earnings before income taxes	71	1
Joint venture earnings from continuing operations	$52	$1

At December 31,	2018	2017
Opening net assets of 2562961 Ontario Ltd. (Equity Investment)	$2,157	$–
Investment in 2562961 Ontario Ltd.	1,372	2,030
Joint venture earnings during the year	52	1
Foreign currency translation	(233)	126
Closing net assets of 2562961 Ontario Ltd.	$3,348	$2,157
Unrealized (gains) losses on sales to 2562961 Ontario Ltd.	56	71
Adjusted net assets of 2562961 Ontario Ltd.	3,404	2,228
Company’s share of net assets using the HLBV method	$1,570	$1,092
Plus: capitalization of legal costs	93	93
Less: amortization of deferred loss on disposal	(19)	(9)
Investment in Enbridge joint venture at December 31	$1,644	$1,176

On May 28, 2014, the Company entered into a joint arrangement with Kolon Water & Energy Co. Ltd., whereby the parties formed the joint venture Kolon Hydrogenics to launch and market potential businesses based on products and technologies produced by Hydrogenics for the Korean market.  The Company has a 49% equity position in Kolon Hydrogenics and shares joint control.  The Board of Directors of the joint venture has four directors consisting of two nominees from each of Hydrogenics and Kolon Water and Energy and all resolutions are adopted by an affirmative vote of two thirds.  The Company accounts for this joint venture using the equity method in accordance with IFRS 11, “Joint Arrangements”.

In June 2018, Kolon Water & Energy Co. Ltd. and the Company commenced discussions with respect to dissolving the joint arrangement. The carrying value of the assets of Kolon Hydrogenics have been reduced to their estimated net recoverable amount based upon an assessment of fair values less costs of disposal. The share in loss of the joint venture for the year reflects the Company’s proportionate share of this fair value adjustment. Discussions are ongoing to dissolve the joint venture in 2019.

	2018	2017
Balance January 1,	$1,621	$1,750
Share in loss of the joint venture	(1,561)	(334)
Foreign currency translation gain (loss)	(60)	205
Investment in Kolon Hydrogenics joint venture at December 31,	$–	$1,621